Depreciation Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of Revenues USD ($)	Dec. 31, 2014 Cost of Revenues CNY	Dec. 31, 2013 Cost of Revenues CNY	Dec. 31, 2012 Cost of Revenues CNY	Dec. 31, 2014 Selling and Marketing Expense USD ($)	Dec. 31, 2014 Selling and Marketing Expense CNY	Dec. 31, 2013 Selling and Marketing Expense CNY	Dec. 31, 2012 Selling and Marketing Expense CNY	Dec. 31, 2014 General and Administrative Expense USD ($)	Dec. 31, 2014 General and Administrative Expense CNY	Dec. 31, 2013 General and Administrative Expense CNY	Dec. 31, 2012 General and Administrative Expense CNY	Dec. 31, 2014 Research and Development Expense USD ($)	Dec. 31, 2014 Research and Development Expense CNY	Dec. 31, 2013 Research and Development Expense CNY	Dec. 31, 2012 Research and Development Expense CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 44,964	278,986	141,286	92,786	$ 36,373	225,680	103,002	69,883	$ 575	3,397	2,097	814	$ 3,104	19,433	10,271	2,691	$ 4,912	30,476	25,916	19,398